Warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Warrant Liabilities [Abstract]
Summary of Movement in Warrant Liabilities
Movement of the balance during the year ended December 31, 2022 is as follow:

2022
$
At January 1	—
Assumption of warrant upon the Reverse Recapitalization	6,186,423
Issuance of warrant	585,000
Change in fair value recognized in profit or loss	(3,196,538)

At December 31	3,574,885